TAXATION - Disclosure of Income Tax and Deferred Taxes Explanatory (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax:
UK corporation tax on profit for the year	£ 386	£ 205	£ 475
Adjustments in respect of prior years	(14)	(47)	(15)
Total current tax	372	158	460
Deferred tax:
Charge for the year	23	187	106
Adjustments in respect of prior years	1	33	(7)
Total deferred tax	24	220	99
Tax on profit	£ 396	£ 378	£ 559